Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8 – STOCK ISSUANCES

On March 18, 2011, the Company issued 167,000 shares of its common stock to an individual for promotional services valued at $0.12 per share for a total value of $20,040.

On May 23, 2011, the Company issued 5,000,000 shares of its common stock to a Company for financial consulting services valued at $0.17 per share for a total value of $850,000.

On May 23, 2011, the Company issued 1,900,000 shares of its common stock to a company as part of a conversion of the interest payable on subordinated convertible debt at $0.02 per share for a total value of $38,000.

On June 10, 2011, the Company issued 1,768,928 shares of its common stock to its CFO as part of a conversion of subordinated convertible debt at $0.04 per share for a total value of $70,757.